EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on April 29, 2019 (Accession No. 0001193125-19-125514), to the Summary Prospectus and Prospectus dated July 1, 2018, for Cohen & Steers Dividend Value Fund, Inc.